Employee Plans (Summary Of Changes In The Fair Value Of The Plans' Level 3 Assets) (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended														12 Months Ended							12 Months Ended
	Dec. 31, 2011 U.S. Plans [Member]	Dec. 31, 2010 U.S. Plans [Member]	Dec. 31, 2009 U.S. Plans [Member]	Dec. 31, 2011 U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2010 U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Private Equity [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Private Equity [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Derivatives [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member]	Dec. 31, 2009 Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2011 International Plans [Member]	Dec. 31, 2010 International Plans [Member]	Dec. 31, 2009 International Plans [Member]	Dec. 31, 2011 International Plans [Member] Real Estate [Member]	Dec. 31, 2010 International Plans [Member] Real Estate [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Commingled Funds [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Commingled Funds [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 3,558.7	$ 3,899.9	$ 3,740.6	$ 33.7	$ 32.1	$ 159.3	$ 188.9	$ 32.1	$ 54.2	$ 56.9	$ 69.4	$ 70.3	$ 64.8	$ 0.5	$ 9.3	$ 9.0	$ 9.1	$ 7.5	$ 7.4	$ 7.4	$ 7.5	$ 2,115.8	$ 2,066.0	$ 1,985.4	$ 29.0	$ 28.1	$ 189.9	$ 217.3	$ 28.1	$ 27.3	$ 9.2	$ 22.6	$ 152.6	$ 167.4
Realized gains (losses)						10.3	10.6	0.3	3.8	10.0	6.8									0.1	0.2							0.8				0.8
Purchases or acquisitions						7.7	0.8				0.8	7.7								0.5	0.4						7.3	6.8	1.1		1.3	1.0	4.9	5.8
Sales or dispositions						(28.6)	(43.1)	(1.3)	(21.9)	(27.3)	(20.7)			(0.5)						(0.5)	(0.7)						(12.7)	(27.7)	(0.7)		(0.2)	(15.1)	(11.8)	(12.6)
Currency and unrealized gains (losses) relating to instruments still held at end of year						10.2	2.1	2.6	(4.0)	6.0	0.6	1.6	5.5														0.5	(7.3)	0.5	0.8	0.2	(0.1)	(0.2)	(8.0)
Fair value of plan assets at end of year	$ 3,558.7	$ 3,899.9	$ 3,740.6	$ 33.7	$ 32.1	$ 158.9	$ 159.3	$ 33.7	$ 32.1	$ 45.6	$ 56.9	$ 79.6	$ 70.3		$ 9.3	$ 9.0	$ 9.1	$ 7.5	$ 7.4	$ 7.5	$ 7.4	$ 2,115.8	$ 2,066.0	$ 1,985.4	$ 29.0	$ 28.1	$ 185.0	$ 189.9	$ 29.0	$ 28.1	$ 10.5	$ 9.2	$ 145.5	$ 152.6